CONVERTIBLE NOTES (Details) - USD ($)	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Unamortized discounts			$ (30,000)
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible notes and debenture	$ 1,773,500	$ 1,455,000	366,296
Unamortized discounts	(448,532)	(415,467)	(121,059)
Accrued interest	57,295	26,989	0
Premium, net	766,637	727,853	27,187
Convertible notes, net	$ 2,148,900	$ 1,794,375	$ 272,424